Related party transactions - Receivables and payables from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions
Amounts due from affiliates	$ 2,481	$ 4,328
Amounts due to owners and affiliates	$ 3,691	$ 2,301